Income taxes (Tables)	12 Months Ended
Mar. 31, 2026
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Summary of Allocation of Income Tax Expense to Other Comprehensive Income

	Year ended March 31,
	2024		2025		2026
Income tax expense as per the consolidated statement of income	₹	36,089	₹	42,777	₹	40,767
Income tax included in other comprehensive income on:
Gains/(losses) on investment securities		259		83		(323)
Gains/(losses) on cash flow hedging derivatives		554		(260)		(2,257)
Remeasurements of the defined benefit plans		111		49		10
	₹	37,013	₹	42,649	₹	38,197

Summary of Components of Income Tax Expense

Income tax expense consists of the following:

	Year ended March 31,
	2024		2025		2026
Current tax expense	₹	34,973	₹	45,405	₹	42,665
Deferred tax expense/(reversal)		1,116		(2,628)		(1,898)
	₹	36,089	₹	42,777	₹	40,767

Summary of Reconciliation of Income Tax Expense

The reconciliation between the provision of income tax and amounts computed by applying the Indian statutory income tax rate to profit before taxes is as follows:

	Year ended March 31,
	2024		2025		2026
Profit before tax	₹	147,210	₹	174,957	₹	173,422
Enacted income tax rate in India		34.94%		34.94%		34.94%
Computed expected tax expense	₹	51,435	₹	61,130	₹	60,594
Effect of:
Income exempt from tax	₹	(14,897)	₹	(12,960)	₹	(13,755)
Basis differences that will reverse during a tax holiday period		(202)		(332)		66
Income taxed at higher / (lower) rates		(7,497)		(7,736)		(7,393)
Taxes related to prior years		2,567		(2,306)		(4,141)
Changes in unrecognized deferred tax assets		1,092		(17)		123
Expenses disallowed for tax purpose		3,945		4,460		4,803
Others, net		(354)		538		470
Income tax expense	₹	36,089	₹	42,777	₹	40,767
Effective income tax rate		24.52%		24.45%		23.51%

Summary of Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:

	As at March 31,
	2025		2026
Deferred tax assets
Carry forward losses (1)	₹	898	₹	784
Trade payables, accrued expenses and other liabilities		7,106		7,886
Allowances for lifetime expected credit loss		1,428		2,016
Cash flow hedges		65		2,234
Contract Assets		-		151
Others		144		147
	₹	9,641	₹	13,218
Deferred tax liabilities
Property, plant and equipment	₹	(536)	₹	(650)
Amortizable goodwill		(5,449)		(6,906)
Intangible assets		(7,931)		(8,407)
Interest income and fair value movement of investments		(2,912)		(2,687)
Contract liabilities		(209)		-
Special Economic Zone re-investment reserve		(3,485)		(2,627)
Undistributed earnings of subsidiaries		(3,001)		(3,965)
	₹	(23,523)	₹	(25,242)

Deferred tax liabilities, net	₹	(13,882)	₹	(12,024)

Amounts presented in consolidated statement of financial position:
Deferred tax assets	₹	2,561	₹	5,242
Deferred tax liabilities		(16,443)		(17,266)

(1)
Includes deferred tax asset recognized on carry forward losses pertaining to business combinations.

Movement in Deferred Tax Assets and Liabilities

Movement in deferred tax assets and liabilities

Movement during the year ended March 31, 2024	As at April 1, 2023		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income		On account of Business combinations and others		Translation adjustment		As at March 31, 2024
Carry forward losses	₹	2,624	₹	(1,384)	₹	-	₹	-	₹	14	₹	1,254
Trade payables, accrued expenses and other liabilities		6,367		(477)		(111)		(4)		18		5,793
Allowances for lifetime expected credit loss		1,743		(129)		-		-		4		1,618
Property, plant and equipment		(911)		(1)		-		-		-		(912)
Amortizable goodwill		(3,855)		(993)		-		-		(61)		(4,909)
Intangible assets		(10,170)		2,067		-		(367)		(131)		(8,601)
Interest income and fair value movement of investments		(1,170)		82		(259)		-		-		(1,347)
Cash flow hedges		359		-		(554)		-		-		(195)
Contract asset / (Contract liabilities)		(370)		(257)		-		5		(3)		(625)
Special Economic Zone re-investment reserve		(7,237)		(583)		-		-		-		(7,820)
Others		(433)		559		-		(22)		(10)		94
Deferred tax liabilities, net	₹	(13,053)	₹	(1,116)	₹	(924)	₹	(388)	₹	(169)	₹	(15,650)

Movement during the year ended March 31, 2025	As at April 1, 2024		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income		On account of Business combinations and others		Translation adjustment		As at March 31, 2025
Carry forward losses	₹	1,254	₹	(357)	₹	-	₹	-	₹	1	₹	898
Trade payables, accrued expenses and other liabilities		5,793		1,362		(49)		-		-		7,106
Allowances for lifetime expected credit loss		1,618		(190)		-		-		-		1,428
Property, plant and equipment		(912)		371		-		-		5		(536)
Amortizable goodwill		(4,909)		(422)		-		-		(118)		(5,449)
Intangible assets		(8,601)		1,446		-		(566)		(210)		(7,931)
Interest income and fair value movement of investments		(1,347)		(1,482)		(83)		-		-		(2,912)
Cash flow hedges		(195)		-		260		-		-		65
Contract asset / (Contract liabilities)		(625)		428		-		-		(12)		(209)
Special Economic Zone re-investment reserve		(7,820)		4,335		-		-		-		(3,485)
Undistributed earnings of subsidiaries		-		(2,941)		-		-		(60)		(3,001)
Others		94		78		-		-		(28)		144
Deferred tax liabilities, net	₹	(15,650)	₹	2,628	₹	128	₹	(566)	₹	(422)	₹	(13,882)

Movement during the year ended March 31, 2026	As at April 1, 2025		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income		On account of Business combination and others		Translation adjustment		As at March 31, 2026
Carry forward losses	₹	898	₹	(239)	₹	-	₹	9	₹	116	₹	784
Trade payables, accrued expenses and other liabilities		7,106		(142)		(10)		590		342		7,886
Allowances for lifetime expected credit loss		1,428		519		-		33		36		2,016
Property, plant and equipment		(536)		(392)		-		248		30		(650)
Amortizable goodwill		(5,449)		(873)		-		-		(584)		(6,906)
Intangible assets		(7,931)		2,277		-		(1,915)		(838)		(8,407)
Interest income and fair value movement of investments		(2,912)		346		323		(369)		(75)		(2,687)
Cash flow hedges		65		(87)		2,257		-		(1)		2,234
Contract asset / (Contract liabilities)		(209)		124		-		230		6		151
Special Economic Zone re-investment reserve		(3,485)		858		-		-		-		(2,627)
Undistributed earnings of subsidiaries		(3,001)		(587)		-		-		(377)		(3,965)
Others		144		94		-		(57)		(34)		147
Deferred tax liabilities, net	₹	(13,882)	₹	1,898	₹	2,570	₹	(1,231)	₹	(1,379)	₹	(12,024)